EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Schedule of Company's Pension Plans
The following table details information regarding the Company's pension plans:

(In millions)	2024	2023
Change in Benefit Obligation
Benefit obligation at beginning of year	$575	$760
Service cost	14	15
Interest cost	26	31
Actuarial (gain) loss	(9)	27
Benefits paid	(24)	(25)
Curtailment, settlements and special termination benefits	(13)	(24)
Other, including expenses paid	(25)	3
Reclassified to held for sale (1)	—	(212)
Acquisitions (2)	113	—
Benefit obligation at end of year	$657	$575
Change in Plan Assets
Fair value at beginning of year	$468	$451
Actual return on plan assets	1	39
Company contributions	34	33
Benefits paid	(24)	(25)
Settlements	(13)	(24)
Other, including expenses paid	(15)	2
Reclassified to held for sale (1)	—	(8)
Acquisitions (2)	56	—
Fair value of assets end of year	$507	$468

Funded status of plans	$(150)	$(107)
Amounts included in the balance sheet:
Other non-current assets	$43	$32
Accrued compensation and benefits	(13)	(12)
Post-employment and other benefit liabilities	(180)	(127)
Net amount recognized	$(150)	$(107)
(1) See Note 20 - Divestitures for additional information.
(2) See Note 19 - Acquisitions for additional information.

Schedule of Amounts Recognized in Accumulated Other Comprehensive (Income) Loss
The pretax amounts recognized in Accumulated other comprehensive (income) loss are:

(In millions)	Prior Service Cost (Benefit)	Net Actuarial (Gain) Loss	Total
As of December 31, 2023	$6	$120	$126
Current year changes recorded in AOCI	—	27	27
Amortization reclassified to earnings	(1)	(1)	(2)
Prior Service Cost or (Credit) Occurring During Fiscal Year	(1)	—	(1)
Settlement/curtailment reclassified to earnings	—	(3)	(3)
Currency translation and other	—	(3)	(3)
Divestitures	—	(10)	(10)
As of December 31, 2024	$4	$130	$134

Schedule of Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets
Information for pension plans with accumulated benefit obligations in excess of plan assets:

(In millions)	2024	2023
Projected benefit obligation	$481	$378
Accumulated benefit obligation	$456	$362
Fair value of plan assets	$288	$239

Schedule of Defined Benefit Plan, Plan with Projected Benefit Obligation in Excess of Plan Assets
Information for pension plans with projected benefit obligations in excess of plan assets:

(In millions)	2024	2023
Projected benefit obligation	$481	$378
Accumulated benefit obligation	$456	$362
Fair value of plan assets	$288	$239

Schedule of Expected Benefit Payments
Pension benefit payments, including amounts to be paid from corporate assets, and reflecting expected future service, as appropriate, are expected to be paid as follows:

(In millions)
2025	$37
2026	$38
2027	$47
2028	$45
2029	$46
2030 through 2034	$242

Schedule of Net Periodic Pension Expense (Benefit) for the Defined Benefit Pension Plans
The components of net periodic pension expense (benefit) for the defined benefit pension plans are as follows:

(In millions)	2024	2023	2022
Service cost	$14	$15	$20
Interest cost	26	31	18
Expected return on plan assets	(36)	(32)	(27)
Amortization of prior service cost	1	3	2
Recognized actuarial net loss	1	(2)	9
Net settlement, curtailment and special termination benefit loss	4	1	2
Net periodic pension expense (benefit)	$10	$16	$24

Amounts recorded in continuing operations	$10	$16	$24
Amounts recorded in discontinued operations	—	—	—
Net periodic pension expense (benefit)	$10	$16	$24

Schedule of Defined Benefit Plan, Assumptions
Major assumptions used in determining the benefit obligation and net cost for pension plans are presented in the following table as weighted-averages:

	Benefit Obligation		Net Costs
	2024	2023	2024	2023	2022
Discount rate
Projected benefit obligation	4.3%	4.3%	4.3%	4.2%	2.1%
Interest cost (1)	—%	—%	4.2%	4.1%	1.9%
Service cost (1)	—%	—%	4.5%	4.5%	2.8%
Salary scale	2.6%	2.2%	2.2%	2.4%	3.1%
Expected return on plan assets	—%	—%	6.3%	5.7%	5.0%

(1) The 2024 and 2023 discount rates used to measure the service cost and interest cost applies to the significant plans of the Company. The projected benefit obligation discount rate is used for the service cost and interest cost measurements for non-significant plans.
Schedule of Fair Values of Pension Plan Assets by Asset Category
The fair values of pension plan assets by asset category are as follows:

(In millions)	Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs	Not Subject to Leveling	Total
Asset Category	(Level 1)	(Level 2)	(Level 3)
Public Equities:
Global Equities	$—	$23	$—	$—	$23
Global Equity Funds at net asset value (1) (2)	—	—	—	125	125
Fixed Income Securities:
Governments	—	23	—	25	48
Corporate Bonds	—	93	—	—	93
Fixed Income Securities (2)	—	—	—	156	156
Real Estate (3)	—	1	—	—	1
Other (4) (5)	—	15	—	8	23
Cash & Cash Equivalents (2)(6)	—	28	—	9	37
Subtotal	$—	$183	$—	$323	$506
Other assets and liabilities (7)					1
Total as of December 31, 2024					$507

(In millions)	Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs	Not Subject to Leveling	Total
Asset Category	(Level 1)	(Level 2)	(Level 3)
Public Equities:
Global Equities	$—	$26	$—	$—	$26
Global Equity Funds at net asset value (1) (2)	—	—	—	125	125
Fixed Income Securities:
Governments	—	40	—	23	63
Corporate Bonds	—	44	—	—	44
Fixed Income Securities (2)	—	9	—	172	181
Real Estate (3)	—	1	—	—	1
Other (4)(5)	—	10	—	—	10
Cash & Cash Equivalents (2)(6)	—	13	—	3	16
Subtotal	$—	$143	$—	$323	$466
Other assets and liabilities (7)					2
Total as of December 31, 2023					$468

(1) Represents commingled funds that invest primarily in common stocks.
(2) In accordance with ASU 2015-07, Fair Value Measurement (Topic 820), certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented for the total pension plan assets.
(3) Represents investments in real estate, including commingled funds and directly held properties.
(4) Represents insurance contracts and global balanced risk commingled funds consisting mainly of equity, bonds and some commodities.
(5) Includes fixed income repurchase agreements entered into for purposes of pension asset and liability matching.
(6) Represents short-term commercial paper, bonds and other cash or cash-like instruments.
(7) Represents trust receivables and payables that are not leveled.